COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)								3 Months Ended		12 Months Ended
	Aug. 20, 2021	May 17, 2021	Mar. 29, 2021	Jul. 29, 2020	Mar. 29, 2020	Sep. 13, 2017	Aug. 22, 2017	Aug. 31, 2021	Aug. 31, 2020	May 31, 2021	May 31, 2020
Subsidiary, Sale of Stock [Line Items]
Weighted average discount rate										10.40%
Weighted average remaining lease term										41 months
Operating lease right-of-use assets								$ 1,562,617		$ 1,533,010	$ 490,984
Operating lease liabilities								1,556,815		1,527,286	490,983
Operating lease expense								140,516	$ 20,623	147,000	353,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture									$ 819,309	2,359,401	$ 5,900
Shares issued for cash, shares	82,500										123,000
Accrued Liabilities								$ 833,250
Operating Lease [Member]
Subsidiary, Sale of Stock [Line Items]
Operating lease right-of-use assets										1,527,286
Operating lease liabilities										$ 1,527,967
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Price Per Share								$ 13.00		$ 13.00
Jed Kaplan [Member]
Subsidiary, Sale of Stock [Line Items]
Monthly base salary					$ 4,000
Cash bonus				$ 75,000						$ 216,625
Accrued interest										$ 75,000
Jed Kaplan [Member] | Kaplan 2020 Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Monthly base salary				$ 5,000
Number of shares of common stock fully vested upon grant				15,000
Cash bonus				$ 50,000
[custom:InitialTerm]				one-year term
Board of Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares issued										250,000
Number of common stock shares issuance directors										17,125
Mr. Franklin [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares of common stock fully vested upon grant				250,000
Cash bonus				$ 75,000						$ 216,625
Accrued interest										75,000
Due to Related Parties, Current								$ 35,000
Mr. Franklin [Member] | Franklin 2020 Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Monthly base salary				$ 12,500
Number of shares of common stock fully vested upon grant				6,250
Cash bonus				$ 50,000
Employee and Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Accrued interest										166,675
Number of shares issued for services				192,000
MrKaplan [Member]
Subsidiary, Sale of Stock [Line Items]
Due to Related Parties, Current								35,000
Chief Financial Officer [Member] | Hennessey Employment Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold		$ 140,000
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture		5,000
[custom:MaximumQuarterlyBonusAmount]		$ 12,500
[custom:EmploymentAgreementDescription]		Ms. Hennessey will also receive (i) 5,000 shares of common stock upon filing of the 2021 Annual Report on Form 10-K, if completed before July 31, 2021, and (ii) 5,000 shares of common stock upon completion of an uplisting to a national exchange, such as The Nasdaq Stock Market or the NYSE American.
Ms Hennessey [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:AccruedEquityGrant-0]								5,000
Chief Executive Officer [Member] | Franklin Employment Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold			$ 250,000
[custom:MaximumQuarterlyBonusAmount]			$ 15,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction								$ 100		$ 100
Sale of Stock, Number of Shares Issued in Transaction							625,000	250,000		250,000
[custom:OptionsExercisablePerUnit-0]										$ 11.50
Sale of Stock, Price Per Share							$ 80.00
[custom:OptionsExercisableSharePrice-0]								$ 11.50
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						25,000
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction								$ 2,990,000		$ 2,990,000
Sale of Stock, Number of Shares Issued in Transaction								260,000		260,000